Columbia Funds Variable Series Trust II
290 Congress Street
Boston, MA 02210
May 2, 2022
VIA EDGAR
Mr. Mark Cowan
U.S. Securities and Exchange Commission
Division of Investment Management, Disclosure Review Office
100 F Street, N.E.
Washington, D.C. 20549
RE:	Columbia Funds Variable Series Trust II (the Registrant)
Columbia Variable Portfolio – Commodity Strategy Fund
Columbia Variable Portfolio – Core Equity Fund
Columbia Variable Portfolio – Disciplined Core Fund
Columbia Variable Portfolio – Emerging Markets Fund
Columbia Variable Portfolio – Select Large Cap Equity Fund
Columbia Variable Portfolio – Select Large Cap Value Fund
Columbia Variable Portfolio – Select Mid Cap Value Fund
Columbia Variable Portfolio – Select Small Cap Value Fund
Columbia Variable Portfolio – Seligman Global Technology Fund
CTIVP® – CenterSquare Real Estate Fund
CTIVP® – TCW Core Plus Bond Fund
Variable Portfolio – Aggressive Portfolio
Variable Portfolio – Conservative Portfolio
Variable Portfolio – Managed Volatility Moderate Growth Fund
Variable Portfolio – Moderate Portfolio
Variable Portfolio – Moderately Aggressive Portfolio
Variable Portfolio – Moderately Conservative Portfolio
Variable Portfolio – Partners Small Cap Growth Fund

Post-Effective Amendment No. 84 File No. 333-146374 /811-22127
Dear Mr. Cowan:
Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the prospectuses and Statement of Additional Information for the above-referenced funds do not differ from that contained in Registrant’s Post-Effective Amendment No. 84 (Amendment). This Amendment was filed electronically on April 28, 2022.
If you have any questions, please contact either me at (212) 850-1703 or Anna Butskaya at (612) 671-4993.
Sincerely,
Joseph D'Alessandro Assistant Secretary Columbia Funds Variable Series Trust II